Cover Page Cover Page	Jun. 30, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	CenterPoint Energy, Inc.
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Interim President & CEO compensation arrangements
Entity Central Index Key	0001130310
Entity Incorporation, State or Country Code	TX
Common Stock | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Common Stock | Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	CHX
Depositary Shares | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	CNP/PB
Security Exchange Name	NYSE
CenterPoint Energy Houston Electric LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	CenterPoint Energy Houston Electric, LLC
Entity File Number	1-3187
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Entity Central Index Key	0000048732
Entity Incorporation, State or Country Code	TX
CenterPoint Energy Houston Electric LLC [Member] | 9.15% First Mortgage Bonds due 2021 [Member] | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	9.15% First Mortgage Bonds due 2021
Trading Symbol	n/a
Security Exchange Name	NYSE
CenterPoint Energy Houston Electric LLC [Member] | 6.95% General Mortgage Bonds due 2033 [Member] | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	6.95% General Mortgage Bonds due 2033
Trading Symbol	n/a
Security Exchange Name	NYSE
CenterPoint Energy Resources Corp. [Member]
Entity Information [Line Items]
Entity Registrant Name	CenterPoint Energy Resources Corp.
Entity File Number	1-13265
Entity Tax Identification Number	76-0511406
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
City Area Code	(713)
Entity Central Index Key	0001042773
Entity Incorporation, State or Country Code	DE
CenterPoint Energy Resources Corp. [Member] | 6.625% Senior Notes due 2037 [Member] | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2037
Trading Symbol	n/a
Security Exchange Name	NYSE